Segment Reporting (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 USD ($)
Segment Reporting (Textual)
Number of operating segments | Segment	1
China [Member]
Segment Reporting (Textual)
Long-lived assets	$ 58,848,571	$ 56,808,223
United States [Member]
Segment Reporting (Textual)
Long-lived assets	$ 4,271,140	$ 3,136,106